Segments	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segments

Note 17 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has two operating segments: (1) holographic solutions, and (2) holographic technology service.

The following tables present summary information by segment for the six months ended June 30, 2023 and 2022:

	Holographic solutions	Holographic technology service	Total June 30, 2022	Total June 30, 2022
	RMB	RMB	RMB	USD
Revenues	107,019,008	145,127,630	252,146,638	37,634,950
Cost of revenues	(91,313,957)	(35,062,312)	(126,376,269)	(18,862,693)
Gross profit	15,705,051	110,065,318	125,770,369	18,772,257
Depreciation and amortization	(1,273,588)	(2,041,882)	(3,315,470)	494,861
Total capital expenditures	(1,812,133)	-	(1,812,133)	(270,476)

	Holographic solutions	Holographic technology service	Total June 30, 2023	Total June 30, 2023
	RMB	RMB	RMB	USD
Revenues	20,639,027	77,275,798	97,914,825	14,138,917
Cost of revenues	(15,230,528)	(32,724,181)	(47,954,709)	(6,924,668)
Gross profit	5,408,499	44,551,617	49,960,116	7,214,249
Depreciation and amortization	(3,525,947)	-	(3,525,947)	(509,147)
Total capital expenditures	(345,488)	-	(345,488)	(49,889)

Total assets as of:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Holographic solutions	200,456,129	178,063,283	24,642,708
Holographic technology service	81,665,772	74,962,758	10,374,320
Total assets	282,121,901	253,026,041	35,017,028

Disaggregated information of holographic solutions revenues by business lines are as follows:

	Total for the six months ended June 30, 2022	Total for the six months ended June 30, 2023	Total for the six months ended June 30, 2023
	RMB	RMB	USD
Holographic Technology LiDAR Products	19,462,207	13,825,305	1,996,376
Holographic Technology Intelligence Vision software and Technology Development Service	12,768,490	1,907,888	275,499
Holographic Technology Licensing and Content Product	13,854,285	2,689,770	388,403
Holographic Hardware Sales	60,934,026	2,216,064	320,000
Total Holographic Solutions	107,019,008	20,639,027	2,980,278